Taxes (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income (loss) before income taxes		$ 53,525	$ 28,225	$ (226)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(18,197)	(9,597)	77
Tax benefits from the deduction of interest on capital distribution		1,234	843	(16)
Different jurisdictional tax rates for companies abroad		(822)	(296)	(1,874)
Brazilian income taxes on income of companies incorporated outside Brazil	[1]	(763)	(546)	(743)
Tax incentives		187	50	(9)
Tax loss carryforwards (unrecognized tax losses)		221	59	(428)
Post-employment benefits		(394)	(802)	559
Results of equity-accounted investments in Brazil and abroad		87	318	49
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes		33	903
Others			237	(189)
Income taxes		(16,770)	(8,239)	1,174
Deferred income taxes		(906)	(4,058)	1,743
Current income taxes		$ (15,864)	$ (4,181)	$ (569)
Effective tax rate of income taxes		31.30%	29.20%	(519.50%)

[1]	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.